Contingent liabilities and other financial obligations (Tables)	9 Months Ended
Sep. 30, 2018
Disclosure of contingent liabilities [abstract]
Disclosure of long-term supply commitments
To safeguard the supply of raw materials, contractual purchase commitments under long-term supply agreements for raw materials, especially oil and gas, are in place with the following maturities:

	In USD k
	As at Sep 30,	As at Dec 31,
Maturity	2018	2017
Less than one year	189,770	109,207
1 to 5 years	310,900	236,639

Total	500,670	345,846